Supplement to the

Fidelity Advisor® Real Estate Income Fund

Class A (FRINX), Class T (FRIQX), Class C (FRIOX), and Institutional Class (FRIRX)

Classes of shares of Fidelity® Real Estate Income Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 28, 2013

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

REIA-REIIB-14-01  January 29, 2014
1.924863.101

Supplement to the

Fidelity® Series Real Estate Income Fund (FSREX)

A Class of shares of Fidelity Series Real Estate Income Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 28, 2013

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

SREB-14-01  January 29, 2014
1.9586362.100

Supplement to the

Fidelity® Series Real Estate Income Fund

Class F (FSRWX)

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 28, 2013

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

SRE-FB-14-01  January 29, 2014
1.9586361.100